UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22478

                                                 Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500

                                                 Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave NW, Suite 500

                                     Washington, DC 20015

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866)-286-2268

Date of fiscal year end:     April 30

Date of reporting period:     January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BENNETT GROUP OF FUNDS

BENNETT GROUP MASTER FUNDS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Consolidated Schedules of Investments

Investment Abbreviations

ETF	Exchange-Traded Fund
STRIP	Separate Trading of Registered Interest and Principal Securities

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
(a)	Commencement of Operations.

BENNETT GROUP OF FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group of Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group of Funds filed its most recent Form N-Q with the SEC on September 21, 2011. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Consolidated Schedules of Investments for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Company
Bennett Conservative Fund	100.0%
Bennett Moderate Fund	100.0%
Bennett Growth Fund	100.0%
Bennett Aggressive Growth Fund	100.0%

BENNETT CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 67.7%

Investment in Bennett Conservative Series of Bennett Group Master Funds	$31,747

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $32,592)	31,747

Other Assets and Liabilities — 32.3%	15,117

NET ASSETS — 100.0%	$46,864

See the summary of inputs used to value the investments of the Fund’s Master Series as of January 31, 2012 located within this report (See Security Valuation Note).

See accompanying Notes to Schedules of Investments.

BENNETT MODERATE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 67.7%

Investment in Bennett Moderate Series of Bennett Group Master Funds	$31,674

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $32,534)	31,674

Other Assets and Liabilities — 32.3%	15,112

NET ASSETS — 100.0%	$46,786

See the summary of inputs used to value the investments of the Fund’s Master Series as of January 31, 2012 located within this report (See Security Valuation Note).

See accompanying Notes to Schedules of Investments.

BENNETT GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 67.7%

Investment in Bennett Growth Series of Bennett Group Master Funds	$31,702

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $32,548)	31,702

Other Assets and Liabilities — 32.3%	15,106

NET ASSETS — 100.0%	$46,808

See the summary of inputs used to value the investments of the Fund’s Master Series as of January 31, 2012 located within this report (See Security Valuation Note).

See accompanying Notes to Schedules of Investments.

BENNETT AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 67.7%

Investment in Bennett Aggressive Growth Series of Bennett Group Master Funds	$31,629

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $32,576)	31,629

Other Assets and Liabilities — 32.3%	15,106

NET ASSETS — 100.0%	$46,735

See the summary of inputs used to value the investments of the Fund’s Master Series as of January 31, 2012 located within this report (See Security Valuation Note).

See accompanying Notes to Schedules of Investments.

BENNETT GROUP OF FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

A. Organization:

The Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund and Bennett Aggressive Growth Fund (each, a “Fund” and collectively, the “Funds”) each are a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure. The master funds in which the Funds invest are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series, and Bennett Aggressive Growth Series (the “Master Series”), each of which is a series of the Bennett Group Master Funds. The Master Series are fund of funds that invests their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Master Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Master Series’ overall risk and volatility may be reduced. At January 31, 2012, the percentage of each Fund’s ownership in its respective Series was as follows:

Funds	Master Series	Percentage of Ownership at 01/31/12*
Bennett Conservative Fund	Bennett Conservative Series	99.7%
Bennett Moderate Fund	Bennett Moderate Series	99.7%
Bennett Growth Fund	Bennett Growth Series	99.7%
Bennett Aggressive Growth Fund	Bennett Aggressive Growth Series	99.7%

*The remaining percentage reflects Bennett Group Financial Services, LLC ownership in the respective Master Series.

The consolidated schedules of investments of the Master Series are included elsewhere in this report and should be read in conjunction with the schedules of investments of the Funds.

B. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

Security Valuation: The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Fund’s investment reflects its proportionate interest in the net assets of its respective Master Series. The valuations are classified as Level 1 in the hierarchy.

In calculating the net asset value (“NAV”), each Master Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Master Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Master Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

D. New Accounting Pronouncements:

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” together (the “Standard”). The Standard includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial statement disclosures.

E. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group Master Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group Master Funds filed its most recent Form N-Q with the SEC on September 21, 2011. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group Master Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Bennett Conservative Series
Asset Allocation Fund	5.4%
Commodity Funds	36.1%
Equity Funds	1.4%
U.S. Treasury Obligations	57.1%

100.0%

Bennett Moderate Series
Asset Allocation Fund	5.6%
Commodity Funds	42.2%
Equity Funds	1.9%
U.S. Treasury Obligations	50.3%

100.0%

Bennett Growth Series
Asset Allocation Fund	5.7%
Commodity Funds	47.3%
Equity Funds	2.8%
U.S. Treasury Obligations	44.2%

100.0%

Bennett Aggressive Growth Series
Asset Allocation Fund	6.2%
Commodity Funds	55.4%
Equity Funds	4.1%
U.S. Treasury Obligations	34.3%

100.0%

BENNETT CONSERVATIVE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 45.3%
Asset Allocation Fund — 5.7%
CurrencyShares Swiss Franc Trust*	17	$1,824

Total Asset Allocation Fund		1,824

Commodity Funds — 38.1%
ETFS Palladium Trust*	4	271
ETFS Platinum Trust*	1	157
ProShares Short S&P 500*	57	2,202
ProShares Ultra Gold*	49	4,770
ProShares Ultra Silver*	80	4,728

Total Commodity Funds		12,128

Equity Funds — 1.5%
iShares MSCI All Peru Capped Index Fund	8	346
Market Vectors Vietnam ETF	7	120

Total Equity Funds		466

TOTAL EXCHANGE-TRADED FUNDS		14,418

	Par
U.S. TREASURY OBLIGATIONS — 60.3%
U.S. Treasury STRIPS
1.587%, 2/15/19	$3,000	2,736
1.755%, 2/15/20	3,000	2,667
2.189%, 2/15/21	3,000	2,548
2.506%, 2/15/22	3,000	2,452
2.772%, 2/15/23	4,000	3,136
3.000%, 2/15/24	4,000	3,006
3.703%, 2/15/27	4,000	2,650

TOTAL U.S. TREASURY OBLIGATIONS		19,195

	Shares
SHORT-TERM INVESTMENTS — 62.1%
Money Market Fund — 62.1%
Dreyfus Treasury Prime Cash Management	19,795	19,795

TOTAL SHORT-TERM INVESTMENTS		19,795

TOTAL INVESTMENTS — 167.7% (Cost $54,127)		53,408
Liabilities in Excess of Other Assets—(67.7)%		(21,561)

NET ASSETS—100.0%		$31,847

* Non-Income Producing

BENNETT CONSERVATIVE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,824	$—	$—	$1,824
Commodity Funds	12,128	—	—	12,128
Equity Funds	466	—	—	466
Short-Term Investments
Money Market Fund	19,795	—	—	19,795
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	19,195	—	19,195

TOTAL	$34,213	$19,195	$—	$53,408

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT MODERATE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 45.0%
Asset Allocation Fund — 5.1%
CurrencyShares Swiss Franc Trust*	15	$1,609

Total Asset Allocation Fund		1,609

Commodity Funds — 38.2%
ETFS Palladium Trust*	4	272
ETFS Platinum Trust*	1	157
ProShares Short S&P 500*	57	2,202
ProShares Ultra Gold*	49	4,770
ProShares Ultra Silver*	80	4,728

Total Commodity Funds		12,129

Equity Funds — 1.7%
iShares MSCI All Peru Capped Index Fund	8	346
Market Vectors Vietnam ETF	12	206

Total Equity Funds		552

TOTAL EXCHANGE-TRADED FUNDS		14,290

	Par
U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury STRIPS
2.348%, 2/15/21	$3,000	2,548
2.506%, 2/15/22	3,000	2,452
2.772%, 2/15/23	4,000	3,136
3.000%, 2/15/24	4,000	3,006
3.703%, 2/15/27	5,000	3,312

TOTAL U.S. TREASURY OBLIGATIONS		14,454

	Shares
SHORT-TERM INVESTMENTS — 77.4%
Money Market Fund — 77.4%
Dreyfus Treasury Prime Cash Management	24,605	24,605

TOTAL SHORT-TERM INVESTMENTS		24,605

TOTAL INVESTMENTS — 167.9% (Cost $54,083)		53,349
Liabilities in Excess of Other Assets—(67.9)%		(21,576)

NET ASSETS—100.0%		$31,773

* Non-Income Producing

BENNETT MODERATE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,609	$—	$—	$1,609
Commodity Funds	12,129	—	—	12,129
Equity Funds	552	—	—	552
Short-Term Investments
Money Market Fund	24,605	—	—	24,605
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	14,454	—	14,454

TOTAL	$38,895	$14,454	$—	$53,349

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 46.3%
Asset Allocation Fund — 4.7%
CurrencyShares Swiss Franc Trust*	14	$1,502

Total Asset Allocation Fund		1,502

Commodity Funds — 39.3%
ETFS Palladium Trust*	4	272
ETFS Platinum Trust*	1	157
ProShares Short S&P 500*	66	2,549
ProShares Ultra Gold*	49	4,770
ProShares Ultra Silver*	80	4,728

Total Commodity Funds		12,476

Equity Funds — 2.3%
iShares MSCI All Peru Capped Index Fund	10	432
Market Vectors Vietnam ETF	18	309

Total Equity Funds.		741

TOTAL EXCHANGE-TRADED FUNDS		14,719

	Par
U.S. TREASURY OBLIGATIONS — 36.6%
U.S. Treasury STRIPS
2.772%, 2/15/23	$5,000	3,920
3.000%, 2/15/24	5,000	3,757
3.703%, 2/15/27	6,000	3,974

TOTAL U.S. TREASURY OBLIGATIONS		11,651

	Shares
SHORT-TERM INVESTMENTS — 85.9%
Money Market Fund — 85.9%
Dreyfus Treasury Prime Cash Management	27,326	27,326

TOTAL SHORT-TERM INVESTMENTS		27,326

TOTAL INVESTMENTS — 168.8% (Cost $54,478)		53,696
Liabilities in Excess of Other Assets—(68.8)%		(21,894)

NET ASSETS—100.0%		$31,802

* Non-Income Producing

BENNETT GROWTH SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,502	$—	$—	$1,502
Commodity Funds	12,476	—	—	12,476
Equity Funds	741	—	—	741
Short-Term Investments
Money Market Fund	27,326	—	—	27,326
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	11,651	—	11,651

TOTAL	$42,045	$11,651	$—	$53,696

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT AGGRESSIVE GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2012

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 46.6%
Asset Allocation Fund — 4.4%
CurrencyShares Swiss Franc Trust*	13	$1,395

Total Asset Allocation Fund		1,395

Commodity Funds — 39.3%
ETFS Palladium Trust*	4	272
ETFS Platinum Trust*	1	157
ProShares Short S&P 500*	66	2,549
ProShares Ultra Gold*	49	4,770
ProShares Ultra Silver*	80	4,728

Total Commodity Funds		12,476

Equity Funds — 2.9%
iShares MSCI All Peru Capped Index Fund	12	519
Market Vectors Vietnam ETF	23	394

Total Equity Funds		913

TOTAL EXCHANGE-TRADED FUNDS		14,784

	Par
U.S. TREASURY OBLIGATIONS — 24.4%
U.S. Treasury STRIPS
3.000%, 2/15/24	$5,000	3,757
3.703%, 2/15/27	6,000	3,974

TOTAL U.S. TREASURY OBLIGATIONS		7,731

	Shares
SHORT-TERM INVESTMENTS — 98.1%
Money Market Fund — 98.1%
Dreyfus Treasury Prime Cash Management	31,129	31,129

TOTAL SHORT-TERM INVESTMENTS		31,129

TOTAL INVESTMENTS — 169.1%
(Cost $54,514)		53,644
Liabilities in Excess of Other Assets—(69.1)%		(21,916)

NET ASSETS—100.0%		$31,728

* Non-Income Producing

BENNETT AGGRESSIVE GROWTH SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,395	$—	$—	$1,395
Commodity Funds	12,476	—	—	12,476
Equity Funds	913	—	—	913
Short-Term Investments
Money Market Fund	31,129	—	—	31,129
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	7,731	—	7,731

TOTAL	$45,913	$7,731	$—	$53,644

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT GROUP MASTER FUNDS

NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS

(Unaudited)

A. Organization:

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Series’ portfolio of assets is “non-diversified” as defined by the 1940 Act.

The Series are separate mutual funds, and each share of each Series represents an equal proportionate interest in the Series. The Series are funds of funds that invest their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds represent a wide variety of asset classes and may invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Series’ overall risk and volatility may be reduced.

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series each wholly owns and controls a company organized under the laws of the Cayman Islands: the Bennett Conservative Cayman Series, Bennett Moderate Cayman Series, Bennett Growth Cayman Series, and Bennett Aggressive Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Series. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Series) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series’ or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through a Subsidiary, the Series will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Series is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

The following table shows the amount of the Series’ investment in its corresponding Subsidiary:

Series	Subsidiaries	Subsidiary Total Net Assets Held at 1/31/12	Percentage of Series’ Total Net Assets at 1/31/12
Bennett Conservative Series	Bennett Conservative Cayman Series	$7,512	23.6%
Bennett Moderate Series	Bennett Moderate Cayman Series	7,512	23.6%
Bennett Growth Series	Bennett Growth Cayman Series	7,544	23.7%
Bennett Aggressive Growth Series	Bennett Aggressive Growth Cayman Series	7,528	23.7%

The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of each Series and its wholly owned Subsidiary.

C. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Security Valuation: In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•	Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

•	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments), which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

Exchange-Traded Funds: The Series invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets, such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

D. Federal Income Taxes:

At January 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bennett Conservative Series	$56,503	$—	$(3,095)	$(3,095)
Bennett Moderate Series	56,468	—	(3,119)	(3,119)
Bennett Growth Series	56,855	—	(3,159)	(3,159)
Bennett Aggressive Growth Series	56,857	—	(3,213)	(3,213)

E. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of the duties to the Series.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series and/or its affiliates that have not yet occurred. However, based on experience, the Series expect the risk of loss to be remote.

F. New Accounting Pronouncements:

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” together (the “Standard”). The Standard includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial statement disclosures.

G. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Investment Adviser

Bennett Group Financial Services, LLC

5335 Wisconsin Avenue NW, Suite 500

Washington, D.C. 20015

Administrator, Fund Accountant & Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101M

www.foreside.com

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Ernst & Young LLP

2001 Market Street, Suite 4000

Philadelphia, PA 19103

IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity-related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds’ prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Bennett Group of Funds

By (Signature and Title)*        /s/ Dawn J. Bennett

                                                 Dawn J. Bennett, President

                                                 (principal executive officer)

Date 3/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Dawn J. Bennett

                                                 Dawn J. Bennett, President

                                                 (principal executive officer)

Date 3/23/12

By (Signature and Title)*        /s/ Stuart W. Rogers

                                                  Stuart W. Rogers, Treasurer and Secretary

                                                 (principal financial officer)

Date 3/22/12

* Print the name and title of each signing officer under his or her signature.